Consolidated Statement of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net profit		€ 9,808	€ 6,486	€ 5,547
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	[1]	51
Remeasurement of defined benefit pension plans		(328)	1,282	(980)
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		(55)	(68)
Currency retranslation gains/(losses)		(861)	(983)	217
Fair value gains/(losses) on financial instruments	[1]		(7)	(15)
Total comprehensive income		8,615	6,710	4,769
Attributable to:
Non-controlling interests		407	381	374
Shareholders' equity		€ 8,208	€ 6,329	€ 4,395

[1]	Classification in 2018 has changed following adoption of IFRS 9. See note 1 for further details.